MONARCH FUNDS
--------------------------------------
--------------------------------------

Treasury Cash Fund
Government Cash Fund
Cash Fund
                               SEMI-ANNUAL REPORT
                               February 28, 1997
--------------------------------------------------------------------------------
Dear Shareholders:

We seek to provide Monarch Funds' investors with favorable yields and a constant $1.00 share price through the skilled and responsible investment management they have come to expect. I am pleased to report that the Funds' consistently strong performance has continued during the first half of our 1996-97 fiscal year.

Interest rates during the six months beginning August 31, 1996, remained essentially unchanged. The Federal Funds rate remained at 5.25% throughout the period which was marked only by expectations of rising and falling interest rates. Since there was no expected Federal Reserve Bank action, average maturities for the Funds were extended to take advantage of a somewhat steeper yield curve.

We are pleased to announce that for the year ended December 31, 1996, our performance leader, Government Cash Fund-- Universal Shares ranked #1 for total return out of 147 funds in the Government-Only Institutions-Only category tracked by IBC Financial Data, Inc.'s MONEY FUND REPORT AVERAGES-TM-.

                                                                                   IBC FINANCIAL DATA, INC.
                                                                TOTAL RETURN               RANKING
                                                               ---------------  ------------------------------
Calendar Year 1993...........................................          3.24%               1 of  84
Calendar Year 1994...........................................          4.30%               1 of 109
Calendar Year 1995...........................................          6.01%               1 of 128
Calendar Year 1996...........................................          5.43%               1 of 147

These results reflect the waiver of certain fees by affiliates of our distributor, Forum Financial Services, Inc., and include the reinvestment of all dividends. In 1995, two other funds had the same total return. These waivers may be terminated or modified at any time, and, in their absence, rankings would have been lower. Without any waivers, total returns for 1993, 1994, 1995 and 1996 would have been approximately 3.00%, 4.04%, 5.92% and 5.33%, respectively. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

In addition to Universal and Institutional Shares, which were designed and customized for the needs of the business community, Monarch Funds also offers Investor Shares. With lower investment minimums and available checkwriting privileges, this share class has appealed to a broad range of retail investors. Since first being offered in late 1995, Investor Shares of Treasury Cash Fund and Cash Fund have grown to more than $50 million in net assets combined.

The management of Monarch Funds and I thank you for your participation. We look forward to helping you meet your financial goals during what we hope will be a prosperous remainder of 1997.

                                         Sincerely,

                                                  [SIG]
                                         John Y. Keffer
                                         Chairman
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS
---------------------------------------------------------
Statements of Assets and Liabilities..........          2
Statements of Operations......................          3
Statements of Changes in Net Assets...........          4
Notes to Financial Statements.................          5
Financial Highlights..........................          8
FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)
---------------------------------------------------------
Schedules of Investments......................          9
Statements of Assets and Liabilities..........         12
Statements of Operations......................         13
Statements of Changes in Net Assets...........         14
Notes to Financial Statements.................         15
Financial Highlights..........................         17

--------------------------------------------------------------------------------

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS.

MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                       FUND            FUND             FUND
                                                                   -------------  ---------------  --------------
ASSETS:
  Investment in Portfolios of Core Trust (Delaware) at value
    (a)..........................................................  $  29,013,271   $ 524,068,022   $  178,408,808
  Prepaid expenses (Note 4)......................................         17,293              --               --
                                                                   -------------  ---------------  --------------
Total Assets.....................................................     29,030,564     524,068,022      178,408,808
                                                                   -------------  ---------------  --------------
LIABILITIES:
  Dividends payable..............................................        106,440       1,975,460          584,377
  Payable to related parties (Note 3)............................             --         137,001           66,438
                                                                   -------------  ---------------  --------------
Total Liabilities................................................        106,440       2,112,461          650,815
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  28,924,124   $ 521,955,561   $  177,757,993
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------
COMPONENTS OF NET ASSETS:
  Paid in capital................................................  $  28,922,866   $ 522,020,011   $  177,777,368
  Accumulated net realized gain (loss)...........................          1,258         (64,450)         (19,375)
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  28,924,124   $ 521,955,561   $  177,757,993
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------
NET ASSETS BY CLASS OF SHARES:
  Universal Shares...............................................  $          --   $ 274,404,016   $      350,411
  Institutional Shares...........................................     24,363,689     247,551,545      120,532,862
  Investor Shares................................................      4,560,435              --       56,874,720
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  28,924,124   $ 521,955,561   $  177,757,993
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------
SHARES OF BENEFICIAL INTEREST:
  Universal Shares...............................................             --     274,437,900          350,449
  Institutional Shares...........................................     24,362,629     247,582,111      120,546,000
  Investor Shares................................................      4,560,237              --       56,880,919
NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER
  SHARE).........................................................  $        1.00   $        1.00   $         1.00
(a) Cost of Investments..........................................  $  29,013,271   $ 524,068,022   $  178,408,808

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                        TREASURY    GOVERNMENT CASH
                                                                        CASH FUND        FUND         CASH FUND
                                                                       -----------  ---------------  ------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIOS OF CORE TRUST
 (DELAWARE):
  Interest income....................................................   $ 991,508    $  13,508,508   $  4,424,430
  Net expenses.......................................................     (28,256)        (339,974)      (121,358)
                                                                       -----------  ---------------  ------------
Net investment income allocated from Portfolios of Core Trust
 (Delaware)..........................................................     963,252       13,168,534      4,303,072
                                                                       -----------  ---------------  ------------
EXPENSES:
  Management (Note 3)................................................       9,417          124,008         40,490
  Transfer agent (Note 3)
    Universal Shares.................................................          --           66,625          5,361
    Institutional Shares.............................................      38,262          281,824        115,458
    Investor Shares..................................................       9,191               --         51,076
  Shareholder services (Note 3)
    Institutional Shares.............................................      24,885          204,779         82,708
    Investor Shares..................................................       3,365               --         35,006
  Legal (Note 3).....................................................         373           10,668          1,701
  Audit..............................................................       1,130            5,240          2,594
  Trustees...........................................................         293            4,234          1,474
  Distribution (Note 3)..............................................       5,611               --         58,344
  Registration.......................................................      16,315           12,018         17,431
  Miscellaneous......................................................         927           14,125          3,629
                                                                       -----------  ---------------  ------------
Total expenses.......................................................     109,769          723,521        415,272
Fees waived (Note 4).................................................     (44,851)         (97,424)       (23,153)
                                                                       -----------  ---------------  ------------
Net expenses.........................................................      64,918          626,097        392,119
                                                                       -----------  ---------------  ------------
NET INVESTMENT INCOME................................................     898,334       12,542,437      3,910,953
                                                                       -----------  ---------------  ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIOS OF
 CORE TRUST (DELAWARE)...............................................      (2,216)         (29,501)        (8,527)
                                                                       -----------  ---------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................   $ 896,118    $  12,512,936   $  3,902,426
                                                                       -----------  ---------------  ------------
                                                                       -----------  ---------------  ------------

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1996 AND
THE SIX MONTHS ENDED FEBRUARY 28, 1997
--------------------------------------------------------------------------------

                                                                        TREASURY CASH  GOVERNMENT CASH
                                                                            FUND            FUND          CASH FUND
                                                                        -------------  ---------------  -------------

NET ASSETS--August 31, 1995...........................................  $  28,530,314  $   369,166,371  $ 104,992,082
                                                                        -------------  ---------------  -------------
OPERATIONS:
  Net investment income...............................................      1,914,180       24,095,466      5,685,345
  Net realized gain (loss) on investments sold........................          3,474           11,721          6,420
                                                                        -------------  ---------------  -------------
    Net increase (decrease) in net assets resulting from operations...      1,917,654       24,107,187      5,691,765
                                                                        -------------  ---------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................             --      (11,339,957)      (352,288)
  Net investment income--Institutional Shares.........................     (1,822,829)     (12,749,225)    (4,633,913)
  Net investment income--Investors Shares.............................        (91,351)          (6,284)      (699,144)
  Net realized gain on investments--Institutional Shares..............         (6,930)              --             --
  Net realized gain on investments--Investors Shares..................           (332)              --             --
                                                                        -------------  ---------------  -------------
    Total distributions to shareholders...............................     (1,921,442)     (24,095,466)    (5,685,345)
                                                                        -------------  ---------------  -------------
CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................             --    3,821,065,840    475,099,981
  Sale of shares--Institutional Shares................................    740,875,976    2,249,757,121    489,479,393
  Sale of shares--Investors Shares....................................     22,912,928          500,001    219,952,023
  Reinvestment of distributions--Universal Shares.....................             --        5,401,509        284,455
  Reinvestment of distributions--Institutional Shares.................        285,067        8,492,380      2,092,801
  Reinvestment of distributions--Investors Shares.....................         68,620            4,978        574,912
  Redemption of shares--Universal Shares..............................             --   (3,760,033,346)  (498,649,996)
  Redemption of shares--Institutional Shares..........................   (690,427,404)  (2,188,631,902)  (475,637,963)
  Redemption of shares--Investors Shares..............................    (19,001,559)        (111,566)  (192,458,234)
                                                                        -------------  ---------------  -------------
    Net increase (decrease) in capital transactions...................     54,713,628      136,445,015     20,737,372
                                                                        -------------  ---------------  -------------
    Net increase (decrease)...........................................     54,709,840      136,456,736     20,743,792
                                                                        -------------  ---------------  -------------
NET ASSETS--August 31, 1996...........................................     83,240,154      505,623,107    125,735,874
                                                                        -------------  ---------------  -------------
OPERATIONS:
  Net investment income...............................................        898,334       12,542,437      3,910,953
  Net realized gain (loss) on investments sold........................         (2,216)         (29,501)        (8,527)
                                                                        -------------  ---------------  -------------
    Net increase (decrease) in net assets resulting from operations...        896,118       12,512,936      3,902,426
                                                                        -------------  ---------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................             --       (5,881,871)      (130,043)
  Net investment income--Institutional Shares.........................       (798,738)      (6,659,866)    (2,697,960)
  Net investment income--Investors Shares.............................        (99,596)            (700)    (1,082,950)
  Net realized gain on investments--Universal Shares..................             --           (1,239)            --
  Net realized gain on investments--Institutional Shares..............             --           (1,352)            --
  Net realized gain on investments--Investors Shares..................             --               --             --
                                                                        -------------  ---------------  -------------
    Total distributions to shareholders...............................       (898,334)     (12,545,028)    (3,910,953)
                                                                        -------------  ---------------  -------------
CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................             --    2,505,091,525    359,431,000
  Sale of shares--Institutional Shares................................    275,794,000    1,130,993,477    325,135,076
  Sale of shares--Investors Shares....................................     24,265,695               --    294,767,271
  Reinvestment of distributions--Universal Shares.....................             --        2,712,751        128,291
  Reinvestment of distributions--Institutional Shares.................         72,567        4,139,872        991,872
  Reinvestment of distributions--Investors Shares.....................         98,154            1,725      1,016,726
  Redemption of shares--Universal Shares..............................             --   (2,482,377,000)  (362,481,054)
  Redemption of shares--Institutional Shares..........................   (330,760,631)  (1,144,197,804)  (295,321,727)
  Redemption of shares--Investors Shares..............................    (23,783,599)              --   (271,636,809)
                                                                        -------------  ---------------  -------------
    Net increase (decrease) in capital transactions...................    (54,313,814)      16,364,546     52,030,646
                                                                        -------------  ---------------  -------------
    Net increase (decrease)...........................................    (54,316,030)      16,332,454     52,022,119
                                                                        -------------  ---------------  -------------
NET ASSETS--February 28, 1997 (Unaudited).............................  $  28,924,124  $   521,955,561  $ 177,757,993
                                                                        -------------  ---------------  -------------
                                                                        -------------  ---------------  -------------

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was formed as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares, Universal Shares, Institutional Shares and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding.

Treasury Cash Fund (Institutional Shares)              July 12, 1993
Treasury Cash Fund (Investor Shares)                October 25, 1995
Government Cash Fund (Universal Shares)             October 29, 1992
Government Cash Fund (Institutional Shares)            July 15, 1993
Cash Fund (Universal Shares)                        December 1, 1992
Cash Fund (Institutional Shares)                       July 15, 1993
Cash Fund (Investor Shares)                            June 16, 1995

MASTER FEEDER ARRANGEMENT-Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of Core Trust (Delaware) ("Core Trust") which has the same investment objective and substantially similar policies as the Fund. Core Trust also is registered as an open-end, management investment company and the portfolios in which the Funds invest, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (the "Portfolios"), are all diversified. A Fund may withdraw its investment from a Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. The Funds account for their investment in a Portfolio as partnership investments. This is commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios are included elsewhere in this report. Except for Cash Fund, the Funds own substantially all of the interests in their respective Portfolio. The percentage of Cash Portfolio owned by Cash Fund at February 28, 1997, was approximately 96%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust's financial statements are prepared in accordance with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates, but any differences are expected to be immaterial.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION-The Trust determines the net asset value per share of each Fund as of 1:00 p.m., Pacific time, on each Fund business day. The Trust records its investment in the Portfolios at value. Valuation of securities held in the Portfolios are discussed in the Notes to the Financial Statements of Core Trust which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES-The Trust records daily its prorata share of the Portfolios' income, expenses and realized gain and loss. In addition, the Fund accrues its own expenses.

CLASS SPECIFIC  EXPENSES-Each  share of  each  class  of a  Fund  represents  an undivided, proportionate interest in the Fund. The Funds' class specific expenses include shareholder service fees, transfer agent fees and

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
certain other expenses as determined by the Trust's Board of Trustees (the "Board"). Institutional Shares and Investor Shares incur shareholder service fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights.

FEDERAL TAXES-Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS-The investment adviser to each Portfolio is Linden Asset Management, Inc. (the "Adviser"). Pursuant to investment advisory agreements with respect to each Portfolio among Core Trust, the Adviser and Forum Advisors, Inc. ("Forum Advisors"), the Adviser may delegate responsibility for portfolio management to Forum Advisors.

MANAGER-The manager of the Trust is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. For its management services and facilities, Forum receives from each Fund a management fee at an annual rate of 0.05% of the average daily net assets of the Fund. In addition, certain legal expenses were charged to Treasury Cash Fund, Government Cash Fund and Cash Fund by Forum in the amount of $218, $2,780 and $926 respectively.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGENTS-The transfer agent and dividend disbursing agent for the Funds is Forum Financial Corp. (the "Transfer Agent"). The Transfer Agent is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of the Funds and 0.05% of the average daily net assets of Universal Shares of each Fund, plus certain account and additional class charges.

The Trust has adopted a shareholder service plan with respect to Institutional Shares and Investor Shares under which the Trust pays Forum a shareholder servicing fee at an annual rate of 0.15% of the average daily net assets of Institutional Shares and Investor Shares of each Fund. Forum may pay any or all amounts of these payments to various institutions which provide shareholder servicing to their customers who hold Institutional Shares or Investor Shares.

DISTRIBUTOR-Forum acts as the Trust's distributor pursuant to a separate distribution agreement with the Trust. The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays Forum a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. Forum may pay any or all amounts of these payments to various institutions which provide distribution or shareholder services for Investor Shares. The Plan obligates the Funds to pay Forum as compensation for Forum's distribution and shareholder services and not as reimbursement for certain expenses incurred.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 4. WAIVER OF FEES

Forum and the Transfer Agent have voluntarily waived a portion of their fees, so that total expenses of the Funds would not exceed certain limitations. For the period ended February 28, 1997, fees waived were as follows:

                                                                              MANAGEMENT    TRANSFER    SHAREHOLDER
                                                                                 FEE        AGENT FEE   SERVICE FEE
                                                                             ------------  -----------  -----------
Treasury Cash Fund                                                            $    8,635    $  25,691    $  10,525
Government Cash Fund                                                              55,749       41,675          N/A
Cash Fund                                                                          1,252        3,037       18,864

NOTE 5. SPECIAL MEETING OF SHAREHOLDERS

The following matter was submitted to a vote of shareholders of each Fund at a special meeting of shareholders held December 27, 1996: To authorize the Trust, on behalf of the Funds, to vote at a meeting of the interestholders of Core Trust (Delaware) to approve an amendment to the Investment Advisory Agreement between Core Trust (Delaware) and Linden Asset Management, Inc. to increase the investment advisory fee with respect to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio. Votes were cast as follows: Treasury Cash Fund--12,693,830 For; 546,054 Against; 0 Abstained; Government Cash
Fund--195,861,387  For;  40,639,951  Against;  41,946,637  Abstained;  and  Cash
Fund--57,837,208 For; 45,980,925 Against; 142,400 Abstained.

MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Following is selected data for a share of each class of each Fund outstanding during the periods indicated.

                                                                                                           RATIOS TO
                                                                                                            AVERAGE
                                                                                                          NET ASSETS
                                                BEGINNING                  DISTRIBUTIONS                 -------------
                                                NET ASSET        NET         FROM NET      ENDING NET
                                                VALUE PER    INVESTMENT     INVESTMENT     ASSET VALUE
                                                  SHARE        INCOME         INCOME        PER SHARE      EXPENSES
                                               -----------  -------------  -------------  -------------  -------------

TREASURY CASH FUND
Institutional Shares
    Period Ended February 28, 1997 (d).......   $    1.00     $    0.02      ($   0.02)     $    1.00         0.45%(b)
    Year Ended August 31, 1996...............        1.00          0.05          (0.05)          1.00         0.45%
    Year Ended August 31, 1995...............        1.00          0.05          (0.05)          1.00         0.42%
    Year Ended August 31, 1994...............        1.00          0.03          (0.03)          1.00         0.42%
    Year Ended August 31, 1993 (c)...........        1.00            --             --           1.00         0.45%(b)
Investor Shares
    Period Ended February 28, 1997 (d).......        1.00          0.02          (0.02)          1.00         0.83%(b)
    Year Ended August 31, 1996 (c)...........        1.00          0.04          (0.04)          1.00         0.83%(b)

GOVERNMENT CASH FUND
Universal Shares
    Period Ended February 28, 1997 (d).......        1.00          0.03          (0.03)          1.00         0.17%(b)
    Year Ended August 31, 1996...............        1.00          0.05          (0.05)          1.00         0.19%
    Year Ended August 31, 1995...............        1.00          0.06          (0.06)          1.00         0.24%
    Year Ended August 31, 1994...............        1.00          0.04          (0.04)          1.00         0.28%
    Year Ended August 31, 1993 (c)...........        1.00          0.03          (0.03)          1.00         0.21%(b)
Institutional Shares
    Period Ended February 28, 1997 (d).......        1.00          0.02          (0.02)          1.00         0.57%(b)
    Year Ended August 31, 1996...............        1.00          0.05          (0.05)          1.00         0.57%
    Year Ended August 31, 1995...............        1.00          0.05          (0.05)          1.00         0.54%
    Year Ended August 31, 1994...............        1.00          0.03          (0.03)          1.00         0.56%
    Year Ended August 31, 1993 (c)...........        1.00            --             --           1.00         0.53%(b)

CASH FUND
Universal Shares
    Period Ended February 28, 1997 (d).......        1.00          0.03          (0.03)          1.00         0.27%(b)
    Year Ended August 31, 1996...............        1.00          0.05          (0.05)          1.00         0.27%
    Year Ended August 31, 1995...............        1.00          0.06          (0.06)          1.00         0.27%
    Year Ended August 31, 1994...............        1.00          0.04          (0.04)          1.00         0.27%
    Year Ended August 31, 1993 (c)...........        1.00          0.03          (0.03)          1.00         0.25%(b)
Institutional Shares
    Period Ended February 28, 1997 (d).......        1.00          0.02          (0.02)          1.00         0.57%(b)
    Year Ended August 31, 1996...............        1.00          0.05          (0.05)          1.00         0.57%
    Year Ended August 31, 1995...............        1.00          0.05          (0.05)          1.00         0.54%
    Year Ended August 31, 1994...............        1.00          0.03          (0.03)          1.00         0.54%
    Year Ended August 31, 1993 (c)...........        1.00            --             --           1.00         0.53%(b)
Investor Shares
    Period Ended February 28, 1997 (d).......        1.00          0.02          (0.02)          1.00         0.82%(b)
    Year Ended August 31, 1996...............        1.00          0.05          (0.05)          1.00         0.83%
    Year Ended August 31, 1995 (c)...........        1.00          0.01          (0.01)          1.00         0.84%(b)


                                                                                               RATIO TO
                                                                               NET ASSETS     AVERAGE NET
                                                                                AT END OF       ASSETS
                                                     NET                         PERIOD     ---------------
                                                 INVESTMENT         TOTAL        (000'S          GROSS
                                                   INCOME          RETURN       OMITTED)      EXPENSES(A)
                                               ---------------  -------------  -----------  ---------------
TREASURY CASH FUND
Institutional Shares
    Period Ended February 28, 1997 (d).......        4.81%(b)        4.86%(b)   $  24,364         0.72%(b)
    Year Ended August 31, 1996...............        5.01%           5.15%         79,259         0.69%
    Year Ended August 31, 1995...............        5.18%           5.28%         28,530         0.86%
    Year Ended August 31, 1994...............        3.03%           3.11%         41,194         0.74%
    Year Ended August 31, 1993 (c)...........        2.65%(b)        2.81%(b)      39,660         1.09%(b)
Investor Shares
    Period Ended February 28, 1997 (d).......        4.44%(b)        4.48%(b)       4,560         1.07%(b)
    Year Ended August 31, 1996 (c)...........        4.50%(b)        4.00%          3,980         1.33%(b)
GOVERNMENT CASH FUND
Universal Shares
    Period Ended February 28, 1997 (d).......        5.28%(b)        5.34%(b)     274,404         0.26%(b)
    Year Ended August 31, 1996...............        5.43%           5.59%        248,986         0.28%
    Year Ended August 31, 1995...............        5.46%           5.78%        182,546         0.52%
    Year Ended August 31, 1994...............        3.48%           3.64%        158,798         0.49%
    Year Ended August 31, 1993 (c)...........        3.19%(b)        3.23%(b)     158,516         0.52%(b)
Institutional Shares
    Period Ended February 28, 1997 (d).......        4.88%(b)        4.92%(b)     247,552         0.57%(b)
    Year Ended August 31, 1996...............        5.06%           5.18%        256,244         0.57%
    Year Ended August 31, 1995...............        5.39%           5.46%        186,620         0.66%
    Year Ended August 31, 1994...............        3.45%           3.35%         61,738         0.68%
    Year Ended August 31, 1993 (c)...........        2.91%(b)        2.89%(b)      31,483         1.04%(b)
CASH FUND
Universal Shares
    Period Ended February 28, 1997 (d).......        5.19%(b)        5.24%(b)         350         0.45%(b)
    Year Ended August 31, 1996...............        5.48%           5.53%          3,272         0.43%
    Year Ended August 31, 1995...............        5.59%           5.75%         26,525         0.56%
    Year Ended August 31, 1994...............        3.50%           3.69%         22,105         0.55%
    Year Ended August 31, 1993 (c)...........        3.29%(b)        3.36%(b)      47,854         0.62%(b)
Institutional Shares
    Period Ended February 28, 1997 (d).......        4.89%(b)        4.94%(b)     120,533         0.61%(b)
    Year Ended August 31, 1996...............        5.10%           5.22%         89,733         0.60%
    Year Ended August 31, 1995...............        5.33%           5.23%         73,802         0.69%
    Year Ended August 31, 1994...............        3.43%           3.40%         55,771         0.72%
    Year Ended August 31, 1993 (c)...........        2.94%(b)        2.97%(b)      34,383         1.07%(b)
Investor Shares
    Period Ended February 28, 1997 (d).......        4.64%(b)        4.68%(b)      56,875         0.84%(b)
    Year Ended August 31, 1996...............        4.68%           4.95%         32,731         0.96%
    Year Ended August 31, 1995 (c)...........        5.32%(b)        5.14%(b)       4,665         3.76%(b)

(a) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and reimbursements for the Fund and its corresponding Portfolio.

(b) Annualized.

(c) See Note 1 for the date each share class commenced operations.

(d) Unaudited.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

TREASURY CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
----------  -------------------------------  -----------
U.S. TREASURY BILLS (A) (65.0%)
$5,000,000  5.028%, 4/3/97.................  $ 4,978,752
 4,000,000  5.303%, 4/24/97................    3,970,534
 5,000,000  5.119%, 5/15/97................    4,949,356
 5,000,000  5.192%, 5/29/97................    4,938,920
                                             -----------
Total U.S. Treasury Bills                     18,837,562
                                             -----------
REPURCHASE AGREEMENTS (35.0%)
 5,000,000  Nomura Securities, 5.30%,
              3/3/97, to be repurchased at
              $5,002,208; Collateralized by
              $5,040,000 U.S. Treasury
              Note, 6.375%, due 1/15/20....    5,000,000
 5,150,000  Smith Barney, 5.30%, 3/4/97, to
              be repurchased at $5,153,033;
              Collateralized by $4,775,000
              U.S. Treasury Note, 7.875%,
              due 11/15/04.................    5,150,000
                                             -----------
Total Repurchase Agreements                   10,150,000
                                             -----------
Total Investments (100.0%)                   $28,987,562
                                             -----------
                                             -----------

(A)Annualized yields at time of purchase.

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

GOVERNMENT CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
----------  -------------------------------  -----------
U.S. GOVERNMENT SECURITIES (70.8%)
FEDERAL HOME LOAN BANK (A)(29.4%)
$4,215,000  5.411%, 3/5/97.................  $ 4,213,775
 1,665,000  5.416%, 3/11/97................    1,663,065
10,005,000  5.44%, 3/27/97.................    9,970,116
 5,000,000  5.441%, 3/31/97................    4,979,661
21,000,000  5.419%, 7/3/97.................   20,627,799
30,000,000  5.483%, 7/31/97................   29,341,875
15,030,000  5.411%, 8/11/97................   14,680,469
45,000,000  5.413%, 8/13/97................   43,940,500
25,000,000  5.378%, 8/14/97................   24,411,196
                                             -----------
Total Federal Home Loan Bank                 153,828,456
                                             -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (A)(22.3%)
 5,000,000  5.41%, 3/3/97..................    5,000,000
 9,630,000  5.413%, 3/6/97.................    9,625,811
 3,305,000  5.415%, 3/10/97................    3,301,639
 3,385,000  5.417%, 3/11/97................    3,381,073
20,000,000  5.418%, 3/24/97................   19,938,983
21,000,000  5.446%, 4/4/97.................   20,902,187
15,000,000  5.456%, 4/28/97................   14,877,734
20,000,000  5.351%, 5/2/97.................   19,827,667
20,000,000  5.45%, 6/30/97.................   19,652,256
                                             -----------
Total Federal National Mortgage Association  116,507,350
                                             -----------
SMALL BUSINESS ADMINISTRATION (B)(11.3%)
   424,080  Pool# 500545, 8.125%,
              3/25/03......................      428,135
   440,812  Pool# 500746, 7.50%,
              11/25/01.....................      440,812
 1,689,241  Pool# 501077, 6.75%,
              11/25/14.....................    1,704,441
 2,053,231  Pool# 501284, 7.375%,
              8/25/15......................    2,111,105
 2,624,648  Pool# 501308, 6.75%,
              10/25/15.....................    2,695,598
 5,972,994  Pool# 501543, 6.625%,
              7/25/16......................    6,000,308
   501,513  Pool# 501628, 8.125%,
              9/25/04......................      502,322
 1,515,628  Pool# 501690, 6.375%,
              12/25/16.....................    1,527,969
 2,000,632  Pool# 501898, 6.50%, 7/25/17...    2,010,636
 7,749,108  Pool# 502150, 6.25%, 2/25/18...    7,874,479
 1,109,792  Pool# 502161, 6.25%, 2/25/18...    1,123,917
 4,373,358  Pool# 502208, 6.25%, 2/25/18...    4,446,589
 2,311,878  Pool# 502306, 6.25%, 2/25/18...    2,350,640
 3,646,487  Pool# 502613, 6.25%, 4/25/19...    3,646,487
 1,311,745  Pool# 503058, 6.125%,
              7/25/15......................    1,311,745
 1,813,583  Pool# 503082, 6.125%,
              8/25/20......................    1,813,583
 2,445,182  Pool# 503120, 6.125%,
              11/25/20.....................    2,445,182
   483,272  Pool# 503121, 6.125%,
              8/25/15......................      483,272
 3,065,387  Pool# 503232, 5.875%,
              12/25/15.....................    3,065,387

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
----------  -------------------------------  -----------
SMALL BUSINESS ADMINISTRATION , CONTINUED:
$1,412,129  Pool# 503278, 5.875%,
              2/25/21......................  $ 1,412,103
 2,983,022  Pool# 503431, 6.00%, 7/25/21...    2,984,850
 3,741,649  Pool# 503461, 6.00%, 9/25/21...    3,744,025
 3,514,413  Pool# 503472, 6.00%, 8/25/21...    3,516,577
 1,355,128  Pool# 503553, 5.875%,
              11/25/21.....................    1,351,755
                                             -----------
Total Small Business Administration           58,991,917
                                             -----------
STUDENT LOAN MARKETING ASSOCIATION (B)(7.8%)
 8,000,000  5.33%, 8/20/98.................    8,000,000
10,000,000  5.33%, 11/10/98................   10,000,000
18,000,000  5.49%, 1/21/98.................   18,000,000
 5,000,000  5.35%, 1/13/99.................    5,000,000
                                             -----------
Total Student Loan Marketing Association      41,000,000
                                             -----------
Total U.S. Government Securities             370,327,723
                                             -----------
REPURCHASE AGREEMENTS (29.2%)
72,400,000  Bank of America, 5.35%, 3/3/97,
              to be repurchased at
              $72,432,278; Collateralized
              by $73,900,000 Federal Home
              Loan Mortgage Corporation
              Discount Notes, 6.00%, due
              3/3/97.......................   72,400,000
40,000,000  Nomura Securities, 5.32%,
              3/3/97, to be repurchased at
              $40,041,378; Collateralized
              by $64,600,000 Federal Home
              Loan Mortgage Corporation 177
              PO, 0%, due 7/1/26...........   40,000,000
40,000,000  Smith Barney, 5.37%, 3/3/97, to
              be repurchased at
              $40,017,900; Collateralized
              by $67,500,000 Federal
              National Mortgage Association
              273 PO, 0%, due 7/1/26.......   40,000,000
                                             -----------
Total Repurchase Agreements                  152,400,000
                                             -----------
Total Investments (100.0%)                   $522,727,723
                                             -----------
                                             -----------

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 28, 1997.

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
----------  -------------------------------  -----------
U.S. GOVERNMENT SECURITIES (43.2%)
FEDERAL FARM CREDIT BANK (A) (4.3%)
$8,000,000  5.415%, 5/16/97................  $ 7,914,490
FEDERAL HOME LOAN BANK (A) (16.4%)
 5,000,000  5.441%, 3/31/97................    4,979,661
10,000,000  5.483%, 7/31/97................    9,780,625
11,065,000  5.413%, 8/13/97................   10,804,482
 5,000,000  5.378%, 8/14/97................    4,882,240
                                             -----------
Total Federal Home Loan Bank                  30,447,008
                                             -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (A) (8.0%)
10,000,000  5.364%, 3/5/97.................    9,997,100
 5,000,000  5.45%, 6/30/97.................    4,913,065
                                             -----------
Total Federal National Mortgage Association   14,910,165
                                             -----------
SMALL BUSINESS ADMINISTRATION (B)(10.2%)
   383,953  Pool# 500536, 7.25%, 5/25/13...      391,127
   716,594  Pool# 500730, 8.125%,
              2/25/04......................      734,234
    48,764  Pool# 500737, 7.50%,
              12/25/97.....................       48,764
    96,166  Pool# 501256, 7.20%, 7/25/98...       96,166
 1,553,412  Pool# 501733, 6.25%, 2/25/17...    1,579,383
 1,622,937  Pool# 501989, 6.375%,
              10/25/12.....................    1,634,080
   442,137  Pool# 502914, 6.25%, 3/25/15...      442,722
 1,933,086  Pool# 503121, 6.125%,
              8/25/15......................    1,933,086
 6,076,987  Pool# 503429, 6.00%, 6/25/16...    6,076,987
   935,412  Pool# 503461, 6.00%, 9/25/21...      936,011
 4,992,503  Pool# 503553, 5.875%,
              11/25/21.....................    4,980,096
                                             -----------
Total Small Business Administration           18,852,656
                                             -----------
STUDENT LOAN MARKETING ASSOCIATION (B)(4.3%)
 6,000,000  5.49%, 1/21/98.................    6,000,000
 2,000,000  5.44%, 2/17/98.................    2,000,000
                                             -----------
Total Student Loan Marketing Association       8,000,000
                                             -----------
Total U.S. Government Securities              80,124,319
                                             -----------
BANKER'S ACCEPTANCES (A)(4.3%)
 8,000,000  Bank of America, 5.385%,
              4/17/97......................    7,947,100
COMMERCIAL PAPER (A)(14.1%)
 5,810,000  Banca CRT Financial
              Corporation, 5.583%,
              3/27/97......................    5,788,929
 2,500,000  Duff & Phelps Utility and
              Corporate Bond Trust, Inc.,
              5.628%, 6/12/97..............    2,461,986
10,000,000  Ford Motor Credit Corporation,
              5.481%, 4/2/97...............    9,955,667
 8,000,000  General Electric Capital
              Corporation, 5.461%,
              3/3/97.......................    8,000,000
                                             -----------
Total Commercial Paper                        26,206,582
                                             -----------

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
----------  -------------------------------  -----------
CORPORATE NOTES (5.4%)
$5,000,000  Bear, Stearns & Co., Inc.,
              5.468% variable rate,
              5/14/97......................  $ 5,000,000
 5,000,000  Bear, Stearns & Co., Inc.,
              5.438% variable rate,
              1/6/98.......................    5,000,000
                                             -----------
Total Corporate Notes                         10,000,000
                                             -----------
REPURCHASE AGREEMENTS (32.1%)
 9,690,000  Bank of America, 5.35%, 3/3/97,
              to be repurchased at
              $9,694,320; Collateralized by
              $10,190,000 U.S. Treasury
              Strip Notes, 0%, due
              5/15/06......................    9,690,000
20,000,000  Nomura Securities, 5.43%,
              3/3/97, to be repurchased at
              $20,009,050; Collateralized
              by $15,000,000 Federal Home
              Loan Mortgage Corporation
              1569 C, 0%, due 1/15/22;
              $18,665,000 Federal National
              Mortgage Association 1993-132
              A, 0%, due 10/25/22..........   20,000,000
30,000,000  Smith Barney, 5.37%, 3/3/97, to
              be repurchased at
              $30,013,425; Collateralized
              by $50,800,000, Federal
              National Mortgage Association
              273 PO, 0%, due 7/1/26.......   30,000,000
                                             -----------
Total Repurchase Agreements                   59,690,000
                                             -----------

  SHARES
----------
SHORT-TERM HOLDINGS (0.9%)
 1,652,000  Dreyfus Cash Management Plus
              Fund.........................    1,652,000
                                             -----------
Total Investments (100.0%)                   $185,620,001
                                             -----------
                                             -----------

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 28, 1997.

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   -------------  ---------------  --------------
ASSETS:
  Investments: (Note 2)
    Investments at cost..........................................  $  18,837,562   $ 370,327,723   $  125,930,001
    Repurchase agreements at cost................................     10,150,000     152,400,000       59,690,000
                                                                   -------------  ---------------  --------------
      Total investments at value.................................     28,987,562     522,727,723      185,620,001
  Cash...........................................................         21,010          21,778           25,504
  Interest and other receivables.................................          4,483       1,376,657          380,158
  Organization costs, net of amortization (Note 2)...............            838          15,363            4,155
                                                                   -------------  ---------------  --------------
Total Assets.....................................................     29,013,893     524,141,521      186,029,818
                                                                   -------------  ---------------  --------------
LIABILITIES:
  Payable to Adviser (Note 3)....................................            456          17,782            5,938
  Payable to other related parties (Note 3)......................            166          55,717           13,876
                                                                   -------------  ---------------  --------------
Total Liabilities................................................            622          73,499           19,814
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  29,013,271   $ 524,068,022   $  186,010,004
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------
COMPONENTS OF NET ASSETS:
  Investors' capital.............................................  $  29,012,013   $ 524,085,802   $  186,012,104
  Accumulated net realized gain (loss)...........................          1,258         (17,780)          (2,100)
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  29,013,271   $ 524,068,022   $  186,010,004
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                       TREASURY      GOVERNMENT
                                                                         CASH           CASH            CASH
                                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                     ------------  ---------------  ------------
INVESTMENT INCOME:
  Interest income..................................................   $  991,508    $  13,508,508    $4,549,861
                                                                     ------------  ---------------  ------------
EXPENSES:
  Investment advisory (Note 3).....................................        6,690           89,622        30,314
  Administration (Note 3)..........................................        9,418          124,051        41,595
  Custody..........................................................        4,709           62,025        20,798
  Accounting (Note 3)..............................................        9,411           24,000        24,000
  Audit............................................................        1,112           12,442         5,496
  Trustee and Officer Insurance....................................          913           13,518         3,611
  Legal (Note 3)...................................................          489            6,103         1,857
  Trustees.........................................................          608            3,929         1,505
  Miscellaneous....................................................          341            4,284         1,453
                                                                     ------------  ---------------  ------------
Total expenses.....................................................       33,691          339,974       130,629
Fees waived (Note 4)...............................................       (5,435)              --        (5,830)
                                                                     ------------  ---------------  ------------
Net expenses.......................................................       28,256          339,974       124,799
                                                                     ------------  ---------------  ------------
NET INVESTMENT INCOME..............................................      963,252       13,168,534     4,425,062
                                                                     ------------  ---------------  ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD.......................       (2,216)         (29,501)       (8,520)
                                                                     ------------  ---------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............   $  961,036    $  13,139,033    $4,416,542
                                                                     ------------  ---------------  ------------
                                                                     ------------  ---------------  ------------

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1996 AND
THE SIX MONTHS ENDED FEBRUARY 28, 1997
--------------------------------------------------------------------------------

                                                                 TREASURY         GOVERNMENT
                                                                   CASH              CASH              CASH
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------  -----------------  ---------------
NET ASSETS--September 1, 1995...............................  $            --  $              --  $            --
                                                              ---------------  -----------------  ---------------
OPERATIONS:
  Net investment income.....................................        2,035,977         25,307,996        6,173,705
  Net realized gain (loss) on investments sold..............            3,474             11,721            6,420
                                                              ---------------  -----------------  ---------------
    Net increase (decrease) in net assets resulting from
      operations............................................        2,039,451         25,319,717        6,180,125
                                                              ---------------  -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions.............................................      338,723,762      1,854,582,628      466,894,348
  Withdrawals...............................................     (257,291,547)    (1,371,802,551)    (346,791,550)
                                                              ---------------  -----------------  ---------------
    Net transactions in Investors' Beneficial Interests.....       81,432,215        482,780,077      120,102,798
                                                              ---------------  -----------------  ---------------
    Net increase (decrease).................................       83,471,666        508,099,794      126,282,923
                                                              ---------------  -----------------  ---------------
NET ASSETS--August 31, 1996                                        83,471,666        508,099,794      126,282,923
                                                              ---------------  -----------------  ---------------
OPERATIONS:
  Net investment income.....................................          963,252         13,168,534        4,425,062
  Net realized gain (loss) on investments sold..............           (2,216)           (29,501)          (8,520)
                                                              ---------------  -----------------  ---------------
    Net increase (decrease) in net assets resulting from
      operations............................................          961,036         13,139,033        4,416,542
                                                              ---------------  -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                                    90,962,876        879,048,770      295,447,184
  Withdrawals...............................................     (146,382,307)      (876,219,575)    (240,136,645)
                                                              ---------------  -----------------  ---------------
    Net transactions in Investors' Beneficial Interests.....      (55,419,431)         2,829,195       55,310,539
                                                              ---------------  -----------------  ---------------
    Net increase (decrease).................................      (54,458,395)        15,968,228       59,727,081
                                                              ---------------  -----------------  ---------------
NET ASSETS--February 28, 1997 (Unaudited)...................  $    29,013,271  $     524,068,022  $   186,010,004
                                                              ---------------  -----------------  ---------------
                                                              ---------------  -----------------  ---------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was formed as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight separate investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), each of which is diversified. The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end, management investment companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Portfolios' financial statements are prepared in accordance with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates, but any differences are expected to be immaterial.

PORTFOLIO VALUATION-Core Trust determines the net asset value per share of each Portfolio as of 1:00 p.m., Pacific time, on each Portfolio business day utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS-The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price plus accrued interest. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, the Portfolio may have difficulties with the disposition of such securities.

ORGANIZATIONAL COSTS-The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations. These costs were paid by Forum Financial Corp. and were reimbursed by the Portfolios.

FEDERAL TAXES-The Portfolios are not required to pay Federal income taxes on their net investment income and net capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends, gain and loss of a Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain has been distributed by the Portfolio.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Securities transactions are recorded on a trade date basis, interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost. The cost basis of investments for Federal income tax purposes at February 28, 1997 is the same as for financial accounting purposes.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS-The investment adviser to each Portfolio is Linden Asset Management, Inc. (the "Adviser"). Effective January 1, 1997, pursuant to investment advisory agreements with respect to each Portfolio, the Adviser receives from each Portfolio an advisory fee based upon the total average daily net

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis as follows: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. The minimum total annual advisory fee is $50,000.

Prior to January 1, 1997, the Adviser received from each Portfolio an advisory fee based upon Total Portfolio Assets that was calculated on a cumulative basis as follows: 0.05% for the first $200 million of Total Portfolio Assets, 0.03% of the next $300 million of Total Portfolio Assets, and 0.02% of the remaining Total Portfolio Assets.

Pursuant to investment advisory agreements with respect to each Portfolio among Core Trust, the Adviser and Forum Advisors, Inc. ("Forum Advisors"), the Adviser may delegate responsibility for portfolio management to Forum Advisors. To the extent the Adviser has so delegated its responsibilities, the Adviser pays its advisory fee to Forum Advisors.

ADMINISTRATOR-The administrator of Core Trust is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. For its administrative services and facilities, Forum receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of the Portfolio. In addition, certain legal expenses were charged to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio by Forum for the period ended February 28, 1997 in the amount of $366, $3,865 and $1,227, respectively.

OTHER SERVICE PROVIDERS-The interestholder record keeper and fund accountant of the Portfolios is Forum Financial Corp. ("FFC"). FFC is paid an annual accounting fee of the lesser of an annual rate of 0.05% of the average daily net assets of the Portfolio or $48,000, plus certain additional charges for each interestholder in the Portfolio.

PLACEMENT AGENT-Forum acts as Core Trust's placement agent pursuant to a separate agreement with Core Trust and receives no compensation for these services.

NOTE 4. WAIVER OF FEES

Forum has voluntarily waived a portion of its fees, so that total expenses of the Portfolios would not exceed certain limitations. For the period ended February 28, 1997, Forum waived management fees for Treasury Cash Portfolio and Cash Portfolio in the amount of $5,435 and $5,830, respectively.

NOTE 5. SPECIAL MEETING OF INTERESTHOLDERS

The following matter was submitted to a vote of interestholders of each Portfolio at a special meeting held December 27, 1996: To approve an amendment to the Investment Advisory Agreement between Core Trust (Delaware) and Linden Asset Management, Inc. to increase the investment advisory fee with respect to the Portfolios. Interests in each of the Portfolios were voted as follows:
Treasury Cash Portfolio--95.88% For; 4.12% Against; 0% Abstained; Government Cash Portfolio--70.34% For; 29.66% Against; 0% Abstained; and Cash Portfolio--58.63% For; 41.37% Against; 0% Abstained.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Portfolio performance for the period ended February 28, 1997. All percentages are annualized.

                                                                            RATIOS TO AVERAGE NET ASSETS
                                                                 --------------------------------------------------
                                                                                       NET
                                                                                   INVESTMENT            GROSS
                                                                  EXPENSES           INCOME           EXPENSES (A)
                                                                 -----------  ---------------------  --------------
Treasury Cash Portfolio........................................       0.15%             5.11%               0.18%
Government Cash Portfolio......................................       0.14%             5.31%               0.14%
Cash Portfolio.................................................       0.15%             5.32%               0.16%

(a) During the period, various fees were waived. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers.